Borrowings and derivative financial instrument - Market risk (Details) R in Millions, $ in Millions			12 Months Ended
	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2021 USD ($) R / $	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2018 ZAR (R)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				R 18,383	R 23,736		R 20,298	R 24,505
US$600 million RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				6,978	5,712		0	2,727
Term of facility		3 years
Face amount of debt | $		$ 600				$ 600
R5.5 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				R 0	R 2,500		0	R 0
Term of facility	3 years
Face amount of debt	R 5,500						R 5,500
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R / $				14.69	14.00	15.94	15.94
Decrease in profit due to decrease in exchange rate			R 50	R 148	R 102
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount exposed to risk				8,157	9,454		R 1,416
Change in interest expense for downward change by 1.5% in interest rate			21	122	144
Change in interest expense for downward change by 1% in interest rate			14	82	95
Change in interest expense for downward change by 0.5% in interest rate			7	41	48
Change in interest expense for upward change by 0.5% in interest rate			(7)	(41)	(48)
Change in interest expense for upward change by 1% in interest rate			(14)	(82)	(95)
Change in interest expense for upward change by 1.5% in interest rate			R (21)	(122)	(144)
Interest rate risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			1 month
Interest rate risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			3 months
Interest rate risk | JIBAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount exposed to risk				0	2,500		0
Change in interest expense for downward change by 1.5% in interest rate			R 0	0	38
Change in interest expense for downward change by 1% in interest rate			0	0	25
Change in interest expense for downward change by 0.5% in interest rate			0	0	13
Change in interest expense for upward change by 0.5% in interest rate			0	0	(13)
Change in interest expense for upward change by 1% in interest rate			0	0	(25)
Change in interest expense for upward change by 1.5% in interest rate			0	0	(38)
Interest rate risk | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount exposed to risk				8,157	6,954		R 1,416
Change in interest expense for downward change by 1.5% in interest rate			21	122	106
Change in interest expense for downward change by 1% in interest rate			14	82	70
Change in interest expense for downward change by 0.5% in interest rate			7	41	35
Change in interest expense for upward change by 0.5% in interest rate			(7)	(41)	(35)
Change in interest expense for upward change by 1% in interest rate			(14)	(82)	(70)
Change in interest expense for upward change by 1.5% in interest rate			R (21)	R (122)	R (106)